Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended				7 Months Ended				8 Months Ended		10 Months Ended
	Jan. 23, 2017	Feb. 27, 2017	Mar. 11, 2016	Apr. 11, 2017	May 11, 2017	Jul. 07, 2017	Jun. 30, 2017	Jun. 22, 2017	Jun. 30, 2016	Aug. 11, 2017	Aug. 03, 2017	Jul. 21, 2017	Aug. 15, 2016	Aug. 31, 2017	Aug. 29, 2017	Nov. 01, 2016	Dec. 31, 2016
Stockholders' Equity, Reverse Stock Split	1-for-8 reverse stock split of the Company's common shares, with which four fractional shares were cashed out		1-for-25 reverse stock split of the Company's common shares, with which seven fractional shares were cashed out	1-for-4 reverse stock split of the Company's common shares, with which two fractional shares were cashed out	1-for-7 reverse stock split of the Company's common shares, with which three fractional shares were cashed out			1-for-5 reverse stock split of the Company's common shares, with which two fractional shares were cashed out					1-for-4 reverse stock split of the Company's common shares, with which five fractional shares were cashed out			1-for-15 reverse stock split of the Company's common shares, with which nine fractional shares were cashed out
Proceeds From Issuance Of Common Stock							$ 504,419		$ 0
Payment of dividends		$ 2,500		$ 2,500			5,001		$ 0
Date of dividend record		Mar. 15, 2017		May 01, 2017
Date of dividend payment		Mar. 30, 2017		May 12, 2017
Sierra Investments Inc. | Revolving Facility
Line of credit facility amount outstanding							$ 200,000										$ 121,000
Loan's tenor							5 years
Variable rate basis							LIBOR
Spread on variable rate							6.50%
April 2017 Purchase Agreement
Proceeds From Issuance Of Common Stock							$ 132,390
Stock Issued During Period Shares New Issues							1,843,825
Morandi vessel
Delivery Date							July 5, 2017
Bacon vessel
Delivery Date							July 6, 2017
Judd vessel
Delivery Date							July 13, 2017
Subsequent Event
Stockholders' Equity, Reverse Stock Split												1-for-7 reverse stock split of the Company's common shares, with which two fractional shares were cashed out
Payment of dividends						$ 2,500
Date of dividend record						Jul. 20, 2017
Date of dividend payment						Aug. 02, 2017
Subsequent Event | Heidmar
Ownership percentage															49.00%
Subsequent Event | Sierra Investments Inc. | Revolving Facility
Line of credit facility amount outstanding															$ 173,000
Subsequent Event | April 2017 Purchase Agreement
Stock Issued During Period Value New Issues											$ 193,538
Stock Issued During Period Shares New Issues											31,349,650
Subsequent Event | April 2017 Purchase Agreement | Before 1-for-7 reverse stock split
Stock Issued During Period Shares New Issues											219,447,550
Subsequent Event | Private Placement
Price per share										$ 2.75
Aggregate consideration										$ 100,000
Subsequent Event | Rights Offering
Price per share										$ 2.75				$ 2.75
Aggregate consideration										$ 100,000
Subsequent Event | Rights Offering | Maximum
Proceeds From Issuance Of Common Stock														$ 100,000
Stock Issued During Period Shares New Issues														36,363,636
Subsequent Event | New Loan Facility
Loan to Value ratio															50.00%
Loan's tenor															5 years
Variable rate basis															LIBOR
Spread on variable rate															4.50%